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                                 WT MUTUAL FUND

                   WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
                        Investor and Institutional Shares

    Supplement dated May 26, 2006 to the Prospectus dated December 20, 2005, as amended

                         WILMINGTON ETF ALLOCATION FUND
                        Investor and Institutional Shares

       Supplement dated May 26, 2006 to the Prospectus dated March 1, 2006

                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
                        Investor and Institutional Shares

     Supplement dated May 26, 2006 to the Prospectus dated November 1, 2005

                         WILMINGTON LARGE-CAP CORE FUND
                        WILMINGTON LARGE-CAP GROWTH FUND
                         WILMINGTON LARGE-CAP VALUE FUND
                         WILMINGTON SMALL-CAP CORE FUND
                        Investor and Institutional Shares

     Supplement dated May 26, 2006 to the Prospectus dated November 1, 2005


                          WILMINGTON MID-CAP CORE FUND
                         WILMINGTON SMALL-CAP VALUE FUND
                        WILMINGTON SMALL-CAP GROWTH FUND
                        Investor and Institutional Shares

     Supplement dated May 26, 2006 to the Prospectus dated December 20, 2005

             CHANGE IN DISTRIBUTION POLICY FOR NET INVESTMENT INCOME

         Distributions from the net investment income, if any, of each of the Funds of the WT Mutual Fund listed above, will be declared and paid quarterly. All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.